Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Noncancelable Operating Leases

Future minimum lease payments under noncancelable operating leases are as follows (dollars in thousands):

Operating leases
As of December 31, 2012
2013	$5,352
2014	3,990
2015	2,968
2016	1,594
2017	1,486
Thereafter	8,019

Total future minimum lease payments	$23,409